Income Taxes - Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Domestic	$ (31,474)	$ (22,632)
Foreign	(7,004)	(5,989)
Continuing Operations
Income Tax Examination [Line Items]
Net Loss from Continuing Operations, Before Tax	$ (38,478)	$ (28,621)